Total
GraniteShares 2x Long TSLA Daily ETF | GraniteShares 2x Long TSLA Daily ETF
Annual Fund Operating Expenses	GraniteShares 2x Long TSLA Daily ETF GraniteShares 2x Long TSLA Daily ETF
Management Fees	0.95%
Distribution and/or Service (12b-1) Fees	none
Other Expenses of the Fund	0.85%	[1]
Total Fund Annual Fund Operating Expenses	1.80%
Expense Waiver/Reimbursement	0.85%	[2]
Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement	0.95%
[1]	Other Expenses are estimated for the Fund’s initial fiscal year.
[2]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example. The total indirect cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is estimated to be 1.45% for the fiscal year ending June 30, 2024.

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
GraniteShares 2x Long TSLA Daily ETF | GraniteShares 2x Long TSLA Daily ETF | USD ($)	99.00	326.00

GraniteShares 2x Short TSLA Daily ETF | GraniteShares 2x Short TSLA Daily ETF
Annual Fund Operating Expenses	GraniteShares 2x Short TSLA Daily ETF GraniteShares 2x Short TSLA Daily ETF
Management Fees	0.95%
Distribution and/or Service (12b-1) Fees	none
Other Expenses of the Fund	2.02%	[1]
Total Fund Annual Fund Operating Expenses	2.97%
Expense Waiver/Reimbursement	2.02%	[2]
Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement	0.95%
[1]	Other Expenses are estimated for the Fund’s initial fiscal year.
[2]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example. The total indirect cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is estimated to be 1.45% for the fiscal year ending June 30, 2024.

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
GraniteShares 2x Short TSLA Daily ETF | GraniteShares 2x Short TSLA Daily ETF | USD ($)	99.00	326.00